Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
January 31, 2024
USY-NPRT1-0324
1.9887355.106
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.8%
Liberty Global Ltd. Class C	31,371	656,909
Verizon Communications, Inc.	580,499	24,584,133
		25,241,042
Entertainment - 1.1%
Electronic Arts, Inc.	35,527	4,887,805
Take-Two Interactive Software, Inc. (a)	23,446	3,866,949
The Walt Disney Co.	252,649	24,266,936
		33,021,690
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	819,248	114,776,645
Class C (a)	720,805	102,210,149
Snap, Inc. Class A (a)	141,860	2,254,155
		219,240,949
Media - 1.0%
Comcast Corp. Class A	568,278	26,447,658
Fox Corp.:
Class A	34,598	1,117,515
Class B	19,265	578,143
Interpublic Group of Companies, Inc.	53,278	1,757,641
Omnicom Group, Inc.	27,303	2,467,645
Sirius XM Holdings, Inc.	105,742	538,227
		32,906,829
TOTAL COMMUNICATION SERVICES		310,410,510
CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.2%
Aptiv PLC (a)	39,076	3,178,051
BorgWarner, Inc.	32,344	1,096,462
Lear Corp.	8,083	1,074,231
		5,348,744
Automobiles - 2.4%
Rivian Automotive, Inc. (a)	91,083	1,394,481
Tesla, Inc. (a)	394,417	73,870,360
		75,264,841
Broadline Retail - 0.4%
eBay, Inc.	73,481	3,017,865
MercadoLibre, Inc. (a)	6,225	10,656,017
		13,673,882
Distributors - 0.2%
Genuine Parts Co.	19,397	2,720,041
LKQ Corp.	37,030	1,728,190
Pool Corp.	5,400	2,004,750
		6,452,981
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	4,928	17,284,812
Hilton Worldwide Holdings, Inc.	36,112	6,895,948
McDonald's Corp.	100,624	29,454,657
Vail Resorts, Inc.	5,249	1,165,278
Yum! Brands, Inc.	38,699	5,011,134
		59,811,829
Household Durables - 0.2%
NVR, Inc. (a)	451	3,190,956
PulteGroup, Inc.	30,301	3,168,273
		6,359,229
Leisure Products - 0.0%
Hasbro, Inc.	18,136	887,757
Specialty Retail - 3.1%
AutoZone, Inc. (a)	2,465	6,808,650
Best Buy Co., Inc.	27,085	1,963,392
Burlington Stores, Inc. (a)	8,976	1,715,762
CarMax, Inc. (a)	21,832	1,554,002
Lowe's Companies, Inc.	79,683	16,959,730
The Home Depot, Inc.	138,081	48,737,070
TJX Companies, Inc.	157,951	14,991,129
Tractor Supply Co.	15,022	3,373,941
Ulta Beauty, Inc. (a)	6,797	3,412,434
		99,516,110
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	3,611	2,721,719
lululemon athletica, Inc. (a)	15,927	7,227,991
NIKE, Inc. Class B	169,009	17,159,484
VF Corp.	45,504	748,996
		27,858,190
TOTAL CONSUMER DISCRETIONARY		295,173,563
CONSUMER STAPLES - 5.6%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	144,705	4,549,525
PepsiCo, Inc.	189,826	31,991,376
The Coca-Cola Co.	567,194	33,742,371
		70,283,272
Consumer Staples Distribution & Retail - 0.4%
Kroger Co.	94,336	4,352,663
Target Corp.	63,736	8,864,403
		13,217,066
Food Products - 0.7%
Bunge Global SA	20,829	1,834,827
Campbell Soup Co.	26,648	1,189,300
Conagra Brands, Inc.	66,116	1,927,281
Darling Ingredients, Inc. (a)	21,946	950,262
General Mills, Inc.	80,214	5,206,691
Hormel Foods Corp.	41,357	1,256,012
Kellanova	37,861	2,073,268
Lamb Weston Holdings, Inc.	20,037	2,052,590
McCormick & Co., Inc. (non-vtg.)	34,724	2,366,788
The J.M. Smucker Co.	14,680	1,931,154
		20,788,173
Household Products - 2.3%
Church & Dwight Co., Inc.	33,968	3,391,705
Colgate-Palmolive Co.	108,439	9,130,564
Kimberly-Clark Corp.	46,699	5,649,178
Procter & Gamble Co.	325,405	51,134,142
The Clorox Co.	17,132	2,488,423
		71,794,012
TOTAL CONSUMER STAPLES		176,082,523
ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	139,399	3,972,872
Halliburton Co.	124,086	4,423,666
Schlumberger Ltd.	196,229	9,556,352
		17,952,890
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.	33,225	5,448,568
HF Sinclair Corp.	22,094	1,248,090
Kinder Morgan, Inc.	276,927	4,685,605
Marathon Petroleum Corp.	55,209	9,142,610
ONEOK, Inc.	80,433	5,489,552
Phillips 66 Co.	61,483	8,872,612
Targa Resources Corp.	29,359	2,494,341
The Williams Companies, Inc.	167,951	5,821,182
Valero Energy Corp.	48,762	6,773,042
		49,975,602
TOTAL ENERGY		67,928,492
FINANCIALS - 11.8%
Banks - 1.0%
Citizens Financial Group, Inc.	65,296	2,135,179
Huntington Bancshares, Inc.	200,013	2,546,165
PNC Financial Services Group, Inc.	54,986	8,314,433
Regions Financial Corp.	129,647	2,420,509
Truist Financial Corp.	183,925	6,816,261
U.S. Bancorp	211,668	8,792,689
		31,025,236
Capital Markets - 3.8%
Ameriprise Financial, Inc.	14,169	5,480,994
Bank of New York Mellon Corp.	107,542	5,964,279
BlackRock, Inc. Class A	20,614	15,961,626
Cboe Global Markets, Inc.	14,577	2,679,981
Charles Schwab Corp.	207,759	13,072,196
FactSet Research Systems, Inc.	5,271	2,508,574
Franklin Resources, Inc.	41,195	1,097,023
Intercontinental Exchange, Inc.	79,006	10,059,834
LPL Financial	10,457	2,501,210
MarketAxess Holdings, Inc.	5,184	1,169,044
Moody's Corp.	22,801	8,938,904
Morgan Stanley	171,595	14,969,948
NASDAQ, Inc.	47,501	2,744,133
Northern Trust Corp.	28,604	2,278,023
Raymond James Financial, Inc.	27,395	3,018,381
S&P Global, Inc.	44,927	20,143,020
State Street Corp.	44,007	3,250,797
T. Rowe Price Group, Inc.	30,978	3,359,564
		119,197,531
Consumer Finance - 0.8%
Ally Financial, Inc.	37,352	1,370,071
American Express Co.	86,437	17,351,363
Discover Financial Services	34,522	3,642,761
Synchrony Financial	57,825	2,247,658
		24,611,853
Financial Services - 4.1%
Equitable Holdings, Inc.	47,795	1,562,419
Fidelity National Information Services, Inc.	81,821	5,094,175
Fiserv, Inc. (a)	84,171	11,941,340
MasterCard, Inc. Class A	116,169	52,186,600
Visa, Inc. Class A	221,851	60,623,004
		131,407,538
Insurance - 2.1%
AFLAC, Inc.	77,925	6,572,195
Allstate Corp.	36,120	5,607,630
Arch Capital Group Ltd. (a)	51,498	4,244,980
Assurant, Inc.	7,296	1,225,363
Hartford Financial Services Group, Inc.	42,230	3,672,321
Marsh & McLennan Companies, Inc.	68,194	13,218,725
Principal Financial Group, Inc.	33,390	2,641,149
Progressive Corp.	80,818	14,405,809
Prudential Financial, Inc.	50,137	5,260,875
The Travelers Companies, Inc.	31,611	6,681,301
Willis Towers Watson PLC	14,474	3,564,946
		67,095,294
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	67,961	1,304,172
TOTAL FINANCIALS		374,641,624
HEALTH CARE - 11.9%
Biotechnology - 1.4%
Amgen, Inc.	73,856	23,209,987
Biogen, Inc. (a)	19,998	4,932,707
Gilead Sciences, Inc.	172,040	13,463,850
Repligen Corp. (a)	7,288	1,380,347
		42,986,891
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	10,042	2,684,427
DexCom, Inc. (a)	53,557	6,499,142
Edwards Lifesciences Corp. (a)	83,939	6,586,693
Hologic, Inc. (a)	33,841	2,519,124
IDEXX Laboratories, Inc. (a)	11,462	5,903,847
Insulet Corp. (a)	9,657	1,843,232
STERIS PLC	13,639	2,986,259
Teleflex, Inc.	6,466	1,570,139
The Cooper Companies, Inc.	6,841	2,551,898
Zimmer Biomet Holdings, Inc.	28,854	3,624,062
		36,768,823
Health Care Providers & Services - 1.8%
Cencora, Inc.	23,570	5,484,268
Cigna Group	40,868	12,299,225
DaVita, Inc. (a)	7,538	815,310
Elevance Health, Inc.	32,536	16,054,564
HCA Holdings, Inc.	28,167	8,588,118
Humana, Inc.	17,108	6,467,850
Laboratory Corp. of America Holdings	12,222	2,716,951
Molina Healthcare, Inc. (a)	8,050	2,869,342
Quest Diagnostics, Inc.	15,514	1,992,463
		57,288,091
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	40,407	5,256,951
Avantor, Inc. (a)	93,463	2,148,714
Bio-Techne Corp.	21,774	1,531,148
Danaher Corp.	96,854	23,236,243
Illumina, Inc. (a)	21,862	3,126,485
Mettler-Toledo International, Inc. (a)	3,020	3,615,514
Waters Corp. (a)	8,165	2,594,102
West Pharmaceutical Services, Inc.	10,199	3,804,533
		45,313,690
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	288,462	14,097,138
Eli Lilly & Co.	111,411	71,928,056
Jazz Pharmaceuticals PLC (a)	8,253	1,012,808
Johnson & Johnson	332,483	52,831,549
Merck & Co., Inc.	350,364	42,316,964
Zoetis, Inc. Class A	63,560	11,937,204
		194,123,719
TOTAL HEALTH CARE		376,481,214
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	9,814	2,444,275
L3Harris Technologies, Inc.	26,116	5,443,097
		7,887,372
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	16,021	1,347,206
Expeditors International of Washington, Inc.	20,430	2,580,922
United Parcel Service, Inc. Class B	99,880	14,172,972
		18,101,100
Building Products - 1.0%
Allegion PLC	12,078	1,496,343
Builders FirstSource, Inc. (a)	17,269	3,000,143
Carrier Global Corp.	115,660	6,327,759
Fortune Brands Innovations, Inc.	17,460	1,354,721
Johnson Controls International PLC	93,935	4,949,435
Lennox International, Inc.	4,421	1,892,895
Masco Corp.	31,106	2,093,123
Owens Corning	12,430	1,883,518
Trane Technologies PLC	31,533	7,947,893
		30,945,830
Commercial Services & Supplies - 0.6%
Cintas Corp.	12,656	7,651,438
Waste Management, Inc.	55,920	10,380,430
		18,031,868
Construction & Engineering - 0.2%
AECOM	18,247	1,609,203
Quanta Services, Inc.	20,046	3,889,926
		5,499,129
Electrical Equipment - 0.8%
Eaton Corp. PLC	55,090	13,556,547
Emerson Electric Co.	78,910	7,238,414
Rockwell Automation, Inc.	15,860	4,017,021
		24,811,982
Ground Transportation - 1.5%
CSX Corp.	277,039	9,890,292
J.B. Hunt Transport Services, Inc.	11,429	2,297,000
Knight-Swift Transportation Holdings, Inc. Class A	22,194	1,273,492
Norfolk Southern Corp.	31,350	7,374,774
Old Dominion Freight Lines, Inc.	13,579	5,309,661
Union Pacific Corp.	84,151	20,526,953
		46,672,172
Industrial Conglomerates - 0.2%
3M Co.	76,226	7,191,923
Machinery - 2.0%
Caterpillar, Inc.	70,439	21,153,536
Cummins, Inc.	19,560	4,680,708
Dover Corp.	19,316	2,893,150
Fortive Corp.	48,609	3,800,252
Graco, Inc.	23,373	1,993,717
IDEX Corp.	10,450	2,210,175
Illinois Tool Works, Inc.	41,751	10,892,836
Ingersoll Rand, Inc.	55,835	4,458,983
Otis Worldwide Corp.	56,856	5,028,345
Pentair PLC	22,719	1,662,349
Toro Co.	14,289	1,321,447
Xylem, Inc.	33,254	3,739,080
		63,834,578
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	22,135	866,364
Professional Services - 0.9%
Automatic Data Processing, Inc.	56,883	13,980,704
Broadridge Financial Solutions, Inc.	16,310	3,330,502
Dayforce, Inc. (a)	20,341	1,414,106
Paychex, Inc.	44,893	5,464,825
Paylocity Holding Corp. (a)	6,184	979,607
Robert Half, Inc.	14,734	1,171,942
TransUnion	26,755	1,851,178
		28,192,864
Trading Companies & Distributors - 0.7%
Fastenal Co.	78,869	5,381,232
Ferguson PLC	28,164	5,290,889
United Rentals, Inc.	9,429	5,896,897
W.W. Grainger, Inc.	6,212	5,563,716
		22,132,734
TOTAL INDUSTRIALS		274,167,916
INFORMATION TECHNOLOGY - 30.3%
Electronic Equipment, Instruments & Components - 0.2%
Keysight Technologies, Inc. (a)	24,513	3,756,862
Trimble, Inc. (a)	34,365	1,747,804
		5,504,666
IT Services - 2.0%
Accenture PLC Class A	86,652	31,530,930
Akamai Technologies, Inc. (a)	20,963	2,583,270
Gartner, Inc. (a)	10,882	4,977,862
IBM Corp.	125,777	23,100,204
Twilio, Inc. Class A (a)	23,821	1,675,331
		63,867,597
Semiconductors & Semiconductor Equipment - 9.6%
Applied Materials, Inc.	115,499	18,976,486
Intel Corp.	578,252	24,911,096
Lam Research Corp.	18,256	15,064,304
Marvell Technology, Inc.	119,130	8,065,101
NVIDIA Corp.	341,039	209,831,066
NXP Semiconductors NV	35,594	7,495,029
Texas Instruments, Inc.	125,361	20,072,803
		304,415,885
Software - 18.1%
Adobe, Inc. (a)	62,864	38,836,122
ANSYS, Inc. (a)	11,983	3,928,387
Autodesk, Inc. (a)	29,513	7,490,695
Cadence Design Systems, Inc. (a)	37,523	10,823,885
DocuSign, Inc. (a)	28,143	1,714,472
Fair Isaac Corp. (a)	3,432	4,114,385
Gen Digital, Inc.	79,635	1,869,830
HubSpot, Inc. (a)	6,560	4,008,160
Intuit, Inc.	38,695	24,429,314
Microsoft Corp.	974,554	387,463,172
PTC, Inc. (a)	16,411	2,964,647
Salesforce, Inc. (a)	134,342	37,762,193
ServiceNow, Inc. (a)	28,207	21,589,638
Splunk, Inc. (a)	22,101	3,389,630
Synopsys, Inc. (a)	20,997	11,198,750
Workday, Inc. Class A (a)	28,579	8,318,490
Zscaler, Inc. (a)	12,198	2,874,703
		572,776,473
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	177,109	2,707,997
HP, Inc.	122,746	3,524,038
NetApp, Inc.	28,846	2,515,371
Seagate Technology Holdings PLC	27,294	2,338,550
Western Digital Corp. (a)	44,802	2,564,915
		13,650,871
TOTAL INFORMATION TECHNOLOGY		960,215,492
MATERIALS - 2.7%
Chemicals - 1.8%
Ecolab, Inc.	35,416	7,020,160
International Flavors & Fragrances, Inc.	35,252	2,844,131
Linde PLC	67,369	27,272,992
LyondellBasell Industries NV Class A	35,815	3,370,908
PPG Industries, Inc.	32,518	4,586,339
Sherwin-Williams Co.	33,729	10,266,433
		55,360,963
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,532	4,337,839
Containers & Packaging - 0.3%
Amcor PLC	200,064	1,886,604
Avery Dennison Corp.	11,139	2,221,674
Ball Corp.	43,528	2,413,628
International Paper Co.	45,502	1,630,337
WestRock Co.	35,281	1,420,413
		9,572,656
Metals & Mining - 0.5%
Newmont Corp.	159,127	5,491,473
Nucor Corp.	34,339	6,418,989
Steel Dynamics, Inc.	21,739	2,623,680
		14,534,142
TOTAL MATERIALS		83,805,600
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	64,369	12,593,795
Boston Properties, Inc.	20,505	1,363,583
Crown Castle, Inc.	59,888	6,482,876
Digital Realty Trust, Inc.	41,800	5,871,228
Equinix, Inc.	12,920	10,720,628
Healthpeak Properties, Inc.	75,274	1,392,569
Iron Mountain, Inc.	40,321	2,722,474
Prologis, Inc.	127,571	16,161,970
SBA Communications Corp. Class A	14,969	3,350,960
Welltower, Inc.	71,636	6,197,230
Weyerhaeuser Co.	100,923	3,307,247
		70,164,560
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	42,799	3,693,982
TOTAL REAL ESTATE		73,858,542
UTILITIES - 1.0%
Electric Utilities - 0.4%
Edison International	52,913	3,570,569
Eversource Energy	48,209	2,613,892
Exelon Corp.	137,416	4,783,451
		10,967,912
Gas Utilities - 0.1%
Atmos Energy Corp.	20,514	2,337,365
Multi-Utilities - 0.4%
CMS Energy Corp.	40,309	2,304,062
Consolidated Edison, Inc.	47,614	4,328,113
Sempra	86,883	6,217,347
		12,849,522
Water Utilities - 0.1%
American Water Works Co., Inc.	26,897	3,335,766
Essential Utilities, Inc.	34,576	1,239,895
		4,575,661
TOTAL UTILITIES		30,730,460
TOTAL COMMON STOCKS (Cost $2,401,829,213)		3,023,495,936

U.S. Treasury Obligations - 0.0%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (c) (Cost $398,764)	400,000	398,772

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $129,104,002)	129,078,187	129,104,002

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,531,331,979)	3,152,998,710
NET OTHER ASSETS (LIABILITIES) - 0.4% (e)	11,743,549
NET ASSETS - 100.0%	3,164,742,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	81	Mar 2024	27,932,445	317,180	317,180
CME Micro E-mini S&P 500 Index Contracts (United States)	461	Mar 2024	112,265,025	1,048,861	1,048,861

TOTAL FUTURES CONTRACTS					1,366,041
The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,772.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $6,207,407 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	16,961,349	379,410,609	267,267,956	809,685	-	-	129,104,002	0.3%
Total	16,961,349	379,410,609	267,267,956	809,685	-	-	129,104,002

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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